Non-controlling interest	12 Months Ended
Dec. 31, 2019
Disclosure of Non-controlling interest [Abstract]
Non-controlling interest

17.	Non-controlling interest

As mentioned in Note 4, Grupo Simec, S.A.B. de C.V. does not own 100% of the capital stock of all of its subsidiaries. The non-controlling interest represents the equity in subsidiaries owned by minority shareholders, and is presented in the consolidated statements of financial position after the controlling interest. The consolidated statements of comprehensive income (loss) also show total net profit or loss for the year as well as for the net comprehensive income or loss for the year. Controlling and non-controlling interest portions are presented after the consolidated comprehensive earning of the year.

The table below shows the changes for the years ended December 31, 2019 and 2018:

	2 0 1 9	2 0 1 8

Balance at beginning of year	$(323,369)	$(108,572)
Share of profits and losses for the year	(333,109)	(206,417)
Share of translation effects of foreign subsidiaries	(116,648)	(8,380)
Balance at the end of the year	$(773,126)	$(323,369)